Employee benefit plans - Schedule of Company's Participation in Multi Employer Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Multiemployer Plans [Line Items]
Contributions	$ 2.7	$ 2.9	$ 2.6
Plan contributions by the Company (less than) (as a percent)	5.00%
Western Conference of Teamsters Pension Plan
Multiemployer Plans [Line Items]
Contributions	$ 1.5	1.7	1.4
Central States, Southeast and Southwest Areas Pension Plan
Multiemployer Plans [Line Items]
Contributions	1.1	1.1	1.1
New England Teamsters and Trucking Industry Pension Fund
Multiemployer Plans [Line Items]
Contributions	$ 0.1	$ 0.1	$ 0.1